Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000159198
Shareholder Report [Line Items]
Fund Name	Quantified Alternative Investment Fund
Trading Symbol	QALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$116	2.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.19%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 9.56% for the six months ending December 31, 2025. The S&P 500 Index, the Fund’s benchmark, gained 11.00% for same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds

Techniques

The Fund gained 7.16% for the third quarter of 2025. The Fund underperformed the S&P 500, which gained 8.12%. The Fund’s cash position declined from 12.08% at the beginning of July to 11.93% at the beginning of August and to 10.43% at the beginning of September. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures contributed positively to performance for the quarter.

The Fund gained 2.24% for the fourth quarter. The Fund underperformed the S&P 500, which gained 2.66%. The Fund’s cash position increased over the course of the quarter, moving from approximately 13% of the actively managed rotational portion of the Fund in early October to 22% in early November and 31% in early December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures detracted from performance for the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Alternative Investment Fund	9.56%	13.56%	4.05%	3.46%
S&P 500® Index	11.00%	17.88%	14.42%	15.07%

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,186,810
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 23,281
InvestmentCompanyPortfolioTurnover	365.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$4,186,810 Number of Portfolio Holdings54 Advisory Fee $23,281 Portfolio Turnover365%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	9.0%
Collateral for Securities Loaned	9.1%
Money Market Funds	17.2%
Exchange-Traded Funds	64.7%

Instrument Type Weighting (% of total (including notional) exposure)

Value	Value
Equities	37.00%
Cash & Equivalent	22.00%
Fixed Income - Other	21.00%
Equity Index	9.00%
Private Investment Funds	7.00%
Alternative	4.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	9.7%
Hyperion Fund LLC	9.6%
First American Government Obligations Fund, Class Z	9.2%
Fidelity Government Portfolio, Class I	9.1%
iShares Convertible Bond ETF	5.4%
Fidelity High Dividend ETF	4.8%
iShares Short Duration Bond Active ETF	4.8%
iMGP DBi Managed Futures Strategy ETF	4.3%
VanEck Natural Resources ETF	3.9%
Franklin International Low Volatility High Dividend Index ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000129685
Shareholder Report [Line Items]
Fund Name	Quantified Alternative Investment Fund
Trading Symbol	QALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$81	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.54%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 9.84% for the six months ending December 31, 2025. The S&P 500 Index, the Fund’s benchmark, gained 11.00% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds

Techniques

The Fund gained 7.38% for the third quarter of 2025. The Fund underperformed the S&P 500, which gained 8.12%. The Fund’s cash position declined from 12.08% at the beginning of July to 11.93% at the beginning of August and to 10.43% at the beginning of September. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures contributed positively to performance for the quarter.

The Fund gained 2.29% for the fourth quarter. The Fund underperformed the S&P 500, which gained 2.66%. The Fund’s cash position increased over the course of the quarter, moving from approximately 13% of the actively managed rotational portion of the Fund in early October to 22% in early November and 31% in early December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures detracted from performance for the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	9.84%	14.30%	4.65%	3.84%
S&P 500® Index	11.00%	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,186,810
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 23,281
InvestmentCompanyPortfolioTurnover	365.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$4,186,810 Number of Portfolio Holdings54 Advisory Fee $23,281 Portfolio Turnover365%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	9.0%
Collateral for Securities Loaned	9.1%
Money Market Funds	17.2%
Exchange-Traded Funds	64.7%

Instrument Type Weighting (% of total (including notional) exposure)

Value	Value
Equities	37.00%
Cash & Equivalent	22.00%
Fixed Income - Other	21.00%
Equity Index	9.00%
Private Investment Funds	7.00%
Alternative	4.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	9.7%
Hyperion Fund LLC	9.6%
First American Government Obligations Fund, Class Z	9.2%
Fidelity Government Portfolio, Class I	9.1%
iShares Convertible Bond ETF	5.4%
Fidelity High Dividend ETF	4.8%
iShares Short Duration Bond Active ETF	4.8%
iMGP DBi Managed Futures Strategy ETF	4.3%
VanEck Natural Resources ETF	3.9%
Franklin International Low Volatility High Dividend Index ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000213661
Shareholder Report [Line Items]
Fund Name	Quantified Common Ground Fund
Trading Symbol	QCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Common Ground Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$112	2.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.19%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 3.68% for the six months ending December 31, 2025. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 10.80% for same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund rose 2.27 % for the third quarter, underperforming the S&P 1500, which gained 8.01%. The Fund remained defensive at the start of the quarter following the volatility seen in April. At the beginning of July, the Fund’s combined cash and bond positions totaled 34.19%. Cash exposure was 24.44% in August and rose slightly to 25.42% in September. Utilities remained the most significant sector allocation throughout the quarter.

The Fund rose 1.37% for the fourth quarter, underperforming the S&P 1500 again, which gained 2.58%. The Fund remained defensive in October, maintaining an approximately 18% allocation to cash. The sectors with the largest exposure in October were Real Estate and Utilities. In November, the Fund went fully risk-on, dropping the cash allocation to 2.5%. The largest holdings in November were in Health Care and Information Technology. December saw similarly aggressive positioning, with the largest exposures in Financial and Real Estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Common Ground Fund	S&P Composite 1500® Index
Jan-2025	$10,000	$10,000
Dec-2025	$9,725	$11,378

Average Annual Return [Table Text Block]
	6 Months	Since Inception (January 31, 2025)
Quantified Common Ground Fund	3.68%	-2.75%
S&P Composite 1500® Index	10.80%	13.78%

Performance Inception Date	Jan. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,339,508
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 591,490
InvestmentCompanyPortfolioTurnover	390.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$119,339,508
Number of Portfolio Holdings	42
Advisory Fee	$591,490
Portfolio Turnover	390%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.6%
Common Stocks	87.3%
Money Market Funds	5.1%

Sector Weighting (% of total investments)

Value	Value
Utilities	0.8%
Consumer Discretionary	3.5%
Health Care	4.0%
Industrials	5.9%
Technology	7.5%
Energy	7.7%
Materials	11.3%
Money Market	12.7%
Real Estate	22.9%
Financials	23.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Progressive Corporation (The)	4.8%
Cboe Global Markets, Inc.	4.3%
Nasdaq, Inc.	4.1%
Expand Energy Corporation	4.0%
Welltower, Inc.	4.0%
Air Lease Corporation	3.8%
Regency Centers Corporation	3.7%
Ventas, Inc.	3.7%
Amphenol Corporation, Class A	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000213660
Shareholder Report [Line Items]
Fund Name	Quantified Common Ground Fund
Trading Symbol	QCGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Common Ground Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 4.01% for the six months ending December 31, 2025. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 10.80% for same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund rose 2.41% for the third quarter, underperforming the S&P 1500, which gained 8.01%. The Fund remained defensive at the start of the quarter following the volatility seen in April. At the beginning of July, the Fund’s combined cash and bond positions totaled 34.19%. Cash exposure was 24.44% in August and rose slightly to 25.42% in September. Utilities remained the most significant sector allocation throughout the quarter.

The Fund rose 1.57% for the fourth quarter, underperforming the S&P 1500 again, which gained 2.58%. The Fund remained defensive in October, maintaining an approximately 18% allocation to cash. The sectors with the largest exposure in October were Real Estate and Utilities. In November, the Fund went fully risk-on, dropping the cash allocation to 2.5%. The largest holdings in November were in Health Care and Information Technology. December saw similarly aggressive positioning, with the largest exposures in Financial and Real Estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Common Ground Fund	S&P Composite 1500® Index
Dec-2019	$10,000	$10,000
Dec-2019	$10,010	$9,977
Dec-2020	$11,478	$11,765
Dec-2021	$15,169	$15,112
Dec-2022	$13,315	$12,425
Dec-2023	$15,277	$15,589
Dec-2024	$16,784	$19,323
Dec-2025	$16,956	$22,610

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (December 27, 2019)
Quantified Common Ground Fund	4.01%	1.02%	8.12%	9.18%
S&P Composite 1500® Index	10.80%	17.02%	13.96%	14.54%

Performance Inception Date	Dec. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,339,508
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 591,490
InvestmentCompanyPortfolioTurnover	390.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$119,339,508
Number of Portfolio Holdings	42
Advisory Fee	$591,490
Portfolio Turnover	390%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.6%
Common Stocks	87.3%
Money Market Funds	5.1%

Sector Weighting (% of total investments)

Value	Value
Utilities	0.8%
Consumer Discretionary	3.5%
Health Care	4.0%
Industrials	5.9%
Technology	7.5%
Energy	7.7%
Materials	11.3%
Money Market	12.7%
Real Estate	22.9%
Financials	23.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Progressive Corporation (The)	4.8%
Cboe Global Markets, Inc.	4.3%
Nasdaq, Inc.	4.1%
Expand Energy Corporation	4.0%
Welltower, Inc.	4.0%
Air Lease Corporation	3.8%
Regency Centers Corporation	3.7%
Ventas, Inc.	3.7%
Amphenol Corporation, Class A	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000253434
Shareholder Report [Line Items]
Fund Name	Quantified Eckhardt Managed Futures Strategy Fund
Trading Symbol	QETAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of July 1, 2025 (commencement of operations) to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$109	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.22%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	Since Inception (January 31, 2025)
Quantified Eckhardt Managed Futures Strategy Fund	-5.87%	-17.88%
S&P 500® Index	11.00%	14.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Performance Inception Date	Jan. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,372,890
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 180,764
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,372,890
Number of Portfolio Holdings	4
Advisory Fee	$180,764
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	60.0%
Private Investment Funds	40.0%

Sector Weighting (% of total investments)

Value	Value
Cash & Equivalent	60.00%
Private Investment Funds	40.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	59.3%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	28.5%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	11.4%
First American Government Obligations Fund, Class X	0.7%

C000253435
Shareholder Report [Line Items]
Fund Name	Quantified Eckhardt Managed Futures Strategy Fund
Trading Symbol	QETCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of July 1, 2025 (commencement of operations) to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.62%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (October 16, 2024)
Quantified Eckhardt Managed Futures Strategy Fund	-5.41%	-16.57%	-13.14%
S&P 500® Index	11.00%	17.88%	15.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Performance Inception Date	Oct. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,372,890
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 180,764
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,372,890
Number of Portfolio Holdings	4
Advisory Fee	$180,764
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	60.0%
Private Investment Funds	40.0%

Sector Weighting (% of total investments)

Value	Value
Cash & Equivalent	60.00%
Private Investment Funds	40.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	59.3%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	28.5%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	11.4%
First American Government Obligations Fund, Class X	0.7%

C000213662
Shareholder Report [Line Items]
Fund Name	Quantified Evolution Plus Fund
Trading Symbol	QEVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Evolution Plus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$93	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.73%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 12.80% for the six months ending December 31, 2025. The S&P 500 Index, the Fund’s benchmark, gained 11.00% for same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes

Techniques

The Fund returned 3.62% for the third quarter of 2025. It outperformed the Credit Suisse Liquid Alternative Index, which gained 3.50%, but underperformed the S&P 500, which gained 8.12%. The Fund remained defensive for most of the quarter. In July, it was primarily invested in Treasury bonds, which led to underperformance for the month. In mid-August, it shifted into equities, contributing to outperformance for the month. In September, the Fund was broadly diversified across the S&P 500, Real Estate, and European equities, and performance lagged the S&P 500 for the month.

The Fund rose 8.86% for the fourth quarter. It outperformed the Credit Suisse Liquid Alternative Index, which gained 1.67%, and outperformed the S&P 500, which gained 2.65%. The Fund outperformed the S&P 500 in each month of the quarter. In October, the Fund allocated heavily to gold, commodities, emerging market equities, and European equities. In November, the largest allocations were to gold and emerging market equities. December saw similarly heavy allocations to gold and emerging market equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Evolution Plus Fund	S&P 500® Index
Sep-2019	$10,000	$10,000
Dec-2019	$9,804	$10,907
Dec-2020	$9,624	$12,914
Dec-2021	$11,020	$16,621
Dec-2022	$8,373	$13,611
Dec-2023	$8,457	$17,188
Dec-2024	$9,702	$21,489
Dec-2025	$10,440	$25,331

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	12.80%	7.61%	1.64%	0.69%
S&P 500® Index	11.00%	17.88%	14.42%	16.03%

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 14,466,560
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 64,059
InvestmentCompanyPortfolioTurnover	1998.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,466,560
Number of Portfolio Holdings	32
Advisory Fee	$64,059
Portfolio Turnover	1,998%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	6.6%
Money Market Funds	93.4%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Futures (Commodities)	32.00%
Cash & Equivalents	30.00%
Swaps (International)	19.00%
Futures (Equity Index)	16.00%
ETFs - Equity Index	2.00%
ETFs - Commodities	1.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	37.9%
First American Government Obligations Fund Class Z, 3.603%,	37.9%
First American Government Obligations Fund Class X, 3.643%,	9.9%
Invesco QQQ Trust Series 1	3.0%
State Street SPDR S&P 500 ETF	1.9%
SPDR Gold Shares	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000245743
Shareholder Report [Line Items]
Fund Name	Quantified Global Fund
Trading Symbol	QGBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Global Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$83	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 6.45% for the six months ending December 31, 2025. The MSCI ACWI, the Fund’s benchmark, gained 11.17% for same period.

Strategy

The Quantified Global Fund seeks to provide foreign exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

The Fund gained 6.76% in the third quarter, underperforming the MSCI ACWI Index, which gained 7.62%. In actively seeking the best opportunities in the present market environment, the Fund favored Financials in July, Energy in August, and Financials again in September. Its cash allocation rose from 10.78% in July to 18.10% in August, then declined to 15.66% in September. U.S. equity exposure was 0% in both July and August, rising to 0.44% in September.

The Fund returned -0.29% in the fourth quarter, underperforming the MSCI ACWI Index, which gained 3.29%. The Fund favored Financials and Energy as its two largest sector exposures in each month of the quarter. The Fund held a larger cash position of approximately 20% in October, which declined to below 10% in November and December. U.S. equity exposure was near 0% in October, above 5% in November, and above 10% in December.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Global Fund	MSCI ACWI Index
Nov-2023	$10,000	$10,000
Dec-2023	$10,240	$10,516
Dec-2024	$11,084	$12,356
Dec-2025	$13,153	$15,116

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (November 29, 2023)
Quantified Global Fund	6.45%	18.67%	14.03%
MSCI ACWI Index	11.17%	22.34%	21.88%

Performance Inception Date	Nov. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,571,513
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 101,874
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,571,513
Number of Portfolio Holdings	36
Advisory Fee	$101,874
Portfolio Turnover	230%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	5.5%
Money Market Funds	4.6%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Other Countries	20.1%
Brazil	3.7%
Netherlands	3.9%
Spain	3.9%
Mexico	5.2%
Italy	6.4%
United Kingdom	6.5%
Chile	8.9%
Korea (Republic Of)	10.0%
United States	10.1%
Cayman Islands	20.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Legend Biotech Corporation	6.5%
Eni SpA	6.4%
Invesco QQQ Trust Series 1	5.4%
Vista Energy S.A.B. de C.V.	5.2%
Li Auto, Inc. - Class A	5.2%
Banco Santander Chile	5.0%
Argenx S.E.	3.9%
Banco Santander S.A.	3.9%
Shinhan Financial Group Company Ltd.	3.7%
Korea Electric Power Corporation	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000226634
Shareholder Report [Line Items]
Fund Name	Quantified Government Income Tactical Fund
Trading Symbol	QGITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Government Income Tactical Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 2.35% for the six months ending December 31, 2025. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 3.15% for the same period.

Strategy

The Quantified Government Tactical Income Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund rose 2.87% for the third quarter of 2025, outperforming the Bloomberg U.S. Treasury 20+ Year Index, which gained 2.45%. Of the sub-strategies used in the Fund, 60% beat the benchmark, and 60% delivered positive performance. The Fund shifted exposure between inverse and long positions throughout the quarter.

The Fund returned -0.51% for the fourth quarter, slightly underperforming the Bloomberg U.S. Treasury 20+ Year Index, which lost -0.48%. Of the sub-strategies used in the Fund, 60% beat the benchmark, and 20% delivered positive performance. The Fund shifted exposure between inverse and long positions throughout the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Dec-2021	$10,695	$10,083
Dec-2022	$8,396	$8,771
Dec-2023	$7,445	$9,256
Dec-2024	$7,543	$9,372
Dec-2025	$7,960	$10,056

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	2.35%	5.52%	-4.73%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	0.12%

Performance Inception Date	Apr. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,613,825
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 269,166
InvestmentCompanyPortfolioTurnover	4259.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,613,825
Number of Portfolio Holdings	4
Advisory Fee	$269,166
Portfolio Turnover	4,259%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
Money Market Funds	99.9%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	94.00%
Bond	6.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 3.603%,	48.7%
Fidelity Government Portfolio Class I, 3.640%,	48.7%
iShares 20+ Year Treasury Bond ETF	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000159195
Shareholder Report [Line Items]
Fund Name	Quantified Managed Income Fund
Trading Symbol	QBDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$99	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 0.32% for the six-month period. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.15% for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund rose 1.46% for the third quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 2.03%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark. The dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in August, which it then reduced in September.

The Fund returned -0.80% for the fourth quarter, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 1.10%. The Fund’s high-yield bond sleeve was its best-performing component. The dividend-paying stock sleeve was again the worst performing component for the quarter. The Fund held a cash position between 20% and 25% for most of the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Dec-2016	$10,361	$10,021
Dec-2017	$10,813	$10,376
Dec-2018	$10,407	$10,377
Dec-2019	$11,415	$11,282
Dec-2020	$10,292	$12,129
Dec-2021	$10,165	$11,942
Dec-2022	$9,690	$10,388
Dec-2023	$9,846	$10,962
Dec-2024	$9,873	$11,099
Dec-2025	$10,323	$11,910

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Managed Income Fund	0.32%	4.55%	0.06%	0.32%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	1.80%

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,467,177
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 329,309
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$81,467,177
Number of Portfolio Holdings	48
Advisory Fee	$329,309
Portfolio Turnover	449%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Reit	0.5%
Common Stocks	7.9%
Money Market Funds	17.4%
Collateral for Securities Loaned	17.7%
Exchange-Traded Funds	56.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Fixed Income - Other	44.00%
Cash & Cash Equivalents	31.00%
Equities	13.00%
Futures (Long Bond)	11.00%
Futures (S&P 500)	1.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	21.3%
iShares 7-10 Year Treasury Bond ETF	13.1%
First American Government Obligations Fund - Class Z	10.5%
Fidelity Government Portfolio - Class I	10.5%
State Street SPDR Bloomberg Convertible Securities ETF	7.9%
WisdomTree US LargeCap Dividend Fund	7.1%
iShares 20+ Year Treasury Bond ETF	5.0%
Vanguard Intermediate-Term Bond ETF	4.9%
iShares MBS ETF	4.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000129682
Shareholder Report [Line Items]
Fund Name	Quantified Managed Income Fund
Trading Symbol	QBDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$69	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 0.64% for the six-month period. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.15% for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund rose 1.46% for the third quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 2.03%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark. The dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in August, which it then reduced in September.

The Fund returned -0.80% for the fourth quarter, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 1.10%. The Fund’s high-yield bond sleeve was its best-performing component. The dividend-paying stock sleeve was again the worst performing component for the quarter. The Fund held a cash position between 20% and 25% for most of the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,600	$10,265
Dec-2017	$11,135	$10,628
Dec-2018	$10,783	$10,629
Dec-2019	$11,914	$11,556
Dec-2020	$10,816	$12,423
Dec-2021	$10,744	$12,232
Dec-2022	$10,305	$10,641
Dec-2023	$10,537	$11,229
Dec-2024	$10,645	$11,369
Dec-2025	$11,188	$12,199

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Quantified Managed Income Fund	0.64%	5.11%	0.68%	1.13%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,467,177
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 329,309
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$81,467,177
Number of Portfolio Holdings	48
Advisory Fee	$329,309
Portfolio Turnover	449%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Reit	0.5%
Common Stocks	7.9%
Money Market Funds	17.4%
Collateral for Securities Loaned	17.7%
Exchange-Traded Funds	56.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Fixed Income - Other	44.00%
Cash & Cash Equivalents	31.00%
Equities	13.00%
Futures (Long Bond)	11.00%
Futures (S&P 500)	1.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	21.3%
iShares 7-10 Year Treasury Bond ETF	13.1%
First American Government Obligations Fund - Class Z	10.5%
Fidelity Government Portfolio - Class I	10.5%
State Street SPDR Bloomberg Convertible Securities ETF	7.9%
WisdomTree US LargeCap Dividend Fund	7.1%
iShares 20+ Year Treasury Bond ETF	5.0%
Vanguard Intermediate-Term Bond ETF	4.9%
iShares MBS ETF	4.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000159197
Shareholder Report [Line Items]
Fund Name	Quantified Market Leaders Fund
Trading Symbol	QMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$103	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 8.81% for the six months ending December 31, 2025. The MSCI ACSW (All Country World Index), the Fund’s benchmark, rose 11.17%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 8.61% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund rose 10.86% in the third quarter of 2025, outperforming the MSCI ACSW (All Country World Index) which gained 7.62%. The Fund traded infrequently throughout the quarter, identifying the market’s strong upward trend and maintaining leveraged exposure throughout the period.

The Fund fell -1.85 % in the fourth quarter, underperforming the MSCI ACSW (All Country World Index) which gained 3.29%. The Fund traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Market Leaders Fund	MSCI ACWI Index	Morningstar Aggressive Target Risk Index
Mar-2016	$10,000	$10,000	$10,000
Dec-2016	$11,717	$10,802	$11,043
Dec-2017	$13,607	$13,391	$13,467
Dec-2018	$11,694	$12,130	$12,367
Dec-2019	$14,678	$15,356	$15,571
Dec-2020	$20,153	$17,852	$17,635
Dec-2021	$22,683	$21,162	$20,686
Dec-2022	$17,225	$17,276	$17,391
Dec-2023	$19,715	$21,111	$20,574
Dec-2024	$21,757	$24,804	$23,146
Dec-2025	$21,836	$30,344	$27,875

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Market Leaders Fund	8.81%	0.36%	1.62%	8.31%
MSCI ACWI Index	11.17%	22.34%	11.19%	12.01%
Morningstar Aggressive Target Risk Index	8.61%	20.43%	9.59%	11.04%

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 105,307,059
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 486,552
InvestmentCompanyPortfolioTurnover	358.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$105,307,059
Number of Portfolio Holdings	15
Advisory Fee	$486,552
Portfolio Turnover	358%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	14.9%
Collateral for Securities Loaned	15.2%
Exchange-Traded Funds	69.9%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	17.00%
ETFs - Equities (Technology)	15.00%
ETFs - Equities (Small Cap Value)	15.00%
ETFs - Equities (Small Cap Growth)	11.00%
ETFs - Equities (Large Cap)	10.00%
ETFs - Equities (Financial)	10.00%
ETFs - Equities (Consumer Discretionary)	10.00%
ETFs - Equities (Large Cap Value)	8.00%
ETFs - Equities (International)	4.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 Value ETF	31.5%
State Street Financial Select Sector SPDR ETF	19.8%
Mount Vernon Liquid Assets Portfolio, LLC	18.0%
iShares Russell 1000 Value ETF	16.0%
Fidelity Government Portfolio, Class I	8.9%
First American Government Obligations Fund, Class Z	8.8%
iShares MSCI EAFE ETF	8.0%
State Street SPDR S&P 500 ETF	7.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000129684
Shareholder Report [Line Items]
Fund Name	Quantified Market Leaders Fund
Trading Symbol	QMLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$71	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 9.14% for the six months ending December 31, 2025. The MSCI ACSW (All Country World Index), the Fund’s benchmark, rose 11.17%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 8.61% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund rose 11.13% in the third quarter of 2025, outperforming the MSCI ACSW (All Country World Index) which gained 7.62%. The Fund traded infrequently throughout the quarter, identifying the market’s strong upward trend and maintaining leveraged exposure throughout the period.

The Fund fell -1.79% in the fourth quarter, underperforming the MSCI ACSW (All Country World Index) which gained 3.29%. The Fund traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Market Leaders Fund	MSCI ACWI Index	Morningstar Aggressive Target Risk Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,800	$10,787	$11,134
Dec-2017	$13,785	$13,372	$13,577
Dec-2018	$11,929	$12,113	$12,468
Dec-2019	$15,040	$15,335	$15,699
Dec-2020	$20,746	$17,827	$17,780
Dec-2021	$23,503	$21,133	$20,856
Dec-2022	$17,959	$17,251	$17,534
Dec-2023	$20,657	$21,081	$20,743
Dec-2024	$22,938	$24,769	$23,337
Dec-2025	$23,162	$30,301	$28,104

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	9.14%	0.98%	2.23%	8.76%
MSCI ACWI Index	11.17%	22.34%	11.19%	11.72%
Morningstar Aggressive Target Risk Index	8.61%	20.43%	9.59%	10.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 105,307,059
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 486,552
InvestmentCompanyPortfolioTurnover	358.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$105,307,059
Number of Portfolio Holdings	15
Advisory Fee	$486,552
Portfolio Turnover	358%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	14.9%
Collateral for Securities Loaned	15.2%
Exchange-Traded Funds	69.9%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	17.00%
ETFs - Equities (Technology)	15.00%
ETFs - Equities (Small Cap Value)	15.00%
ETFs - Equities (Small Cap Growth)	11.00%
ETFs - Equities (Large Cap)	10.00%
ETFs - Equities (Financial)	10.00%
ETFs - Equities (Consumer Discretionary)	10.00%
ETFs - Equities (Large Cap Value)	8.00%
ETFs - Equities (International)	4.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 Value ETF	31.5%
State Street Financial Select Sector SPDR ETF	19.8%
Mount Vernon Liquid Assets Portfolio, LLC	18.0%
iShares Russell 1000 Value ETF	16.0%
Fidelity Government Portfolio, Class I	8.9%
First American Government Obligations Fund, Class Z	8.8%
iShares MSCI EAFE ETF	8.0%
State Street SPDR S&P 500 ETF	7.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000213664
Shareholder Report [Line Items]
Fund Name	Quantified Pattern Recognition Fund
Trading Symbol	QSPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Pattern Recognition Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$91	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.63%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 20.80% for the six months ending December 31, 2025. The S&P 500 Total Return Index, the Fund’s primary benchmark, returned 11.00% for the same period. The Fund’s secondary benchmark, a blended index of 50% of the S&P 500 Total Return Index and the Bloomberg U.S. Aggregate Bond Index, was up 7.02% for the six months.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund rose 9.85% for the third quarter of 2025, outperforming the S&P 500, which gained 8.12%. In July, the Fund was primarily inverse, resulting in underperformance. In August, it turned to long leverage positions, contributing to outperformance for the month. In September, the Fund shifted between neutral and long exposures, leading to slight underperformance that month.

The Fund rose 9.97% for the fourth quarter, outperforming the S&P 500, which gained 2.65%. The Fund was long for most of October, though it underperformed for the month. The Fund was defensive in the first half of November and aggressive in the second half, outperforming significantly for the month. The Fund followed a similar pattern in December, being much more aggressive in the back half of the month, outperforming again.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Pattern Recognition Fund	S&P 500® Index	50/50 S&P 500/Bloomberg Aggregate Bond
Aug-2019	$10,000	$10,000	$10,000
Dec-2019	$11,150	$11,111	$10,526
Dec-2020	$11,111	$13,155	$11,964
Dec-2021	$14,875	$16,932	$13,496
Dec-2022	$12,124	$13,865	$11,436
Dec-2023	$13,803	$17,510	$13,218
Dec-2024	$16,393	$21,891	$14,890
Dec-2025	$20,856	$25,805	$16,773

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	20.80%	27.23%	13.42%	12.30%
S&P 500® Index	11.00%	17.88%	14.42%	16.14%
50/50 S&P 500/Bloomberg Aggregate Bond	7.02%	12.64%	6.99%	8.52%

Performance Inception Date	Aug. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,773,988
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 218,707
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$56,773,988
Number of Portfolio Holdings	5
Advisory Fee	$218,707
Portfolio Turnover	226%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.3%
Private Investment Funds	5.9%
Money Market Funds	93.8%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Equities (S&P 500)	64.00%
Cash & Equivalents	34.00%
Private Investment Funds	2.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	44.2%
First American Government Obligations Fund Class Z, 3.603%,	44.2%
Hyperion Fund LLC	5.6%
State Street SPDR S&P 500 ETF	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000226637
Shareholder Report [Line Items]
Fund Name	Quantified Rising Dividend Tactical Fund
Trading Symbol	QRDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Rising Dividend Tactical Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.63%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 6.28% for the six months ending December 2025. The S&P 500 Total Return Index, the Fund’s benchmark, returned 11.00% for the same period.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETF’s that hold strong companies with rising dividends which is actively managed.

Techniques

The Fund rose 5.16% in the third quarter of 2025, underperforming the S&P 500, which gained 8.12%. The Fund held leveraged equity exposure throughout the quarter. However, its specific mix of equity holdings did not keep pace with the mega-cap-heavy S&P 500.

The Fund rose 1.07% in the fourth quarter, underperforming the S&P 500, which gained 2.66%. The Fund held leveraged equity exposure throughout the quarter; however, sideways market movements limited opportunities to capture gains through leverage, resulting in slight underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Rising Dividend Tactical Fund	S&P 500® Index
Apr-2021	$10,000	$10,000
Dec-2021	$11,114	$11,669
Dec-2022	$7,571	$9,556
Dec-2023	$8,565	$12,068
Dec-2024	$9,883	$15,087
Dec-2025	$10,272	$17,785

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	6.28%	3.93%	0.57%
S&P 500® Index	11.00%	17.88%	12.99%

Performance Inception Date	Apr. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,633,158
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 100,324
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,633,158
Number of Portfolio Holdings	36
Advisory Fee	$100,324
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	10.5%
Exchange-Traded Funds	89.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (S&P 500)	53.00%
ETFs - Equities (Large Cap Income)	17.00%
ETFs - Equities (International)	13.00%
ETFs - Equities (Technology)	10.00%
Cash & Cash Equivalents	7.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	21.7%
Vanguard International Dividend Appreciation ETF	17.3%
Invesco S&P 500 Low Volatility ETF	17.3%
Invesco S&P 500 Equal Weight ETF	17.3%
Invesco QQQ Trust Series 1	13.1%
Fidelity Government Portfolio, Class I	5.1%
First American Government Obligations Fund, Class Z	5.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000161884
Shareholder Report [Line Items]
Fund Name	Quantified STF Fund
Trading Symbol	QSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$118	2.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.19%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 13.13% for the six months ending December 31, 2025. The NASDAQ 500 Total Return Index, the Fund’s benchmark, gained 11.70% for same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund gained 15.91% for the third quarter of 2025, outperforming the NASDAQ 100 Index, which gained 9.01%. The Fund held a 2X position against the NASDAQ 100 for most of the quarter, leading to its outperformance.

The Fund fell -2.39% for the fourth quarter, underperforming the NASDAQ 100 Index, which gained 2.47%. The Fund actively reduced market exposure throughout October and November as the market rally faltered and volatility returned following the quieter third quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified STF Fund	Nasdaq-100® Index
Nov-2015	$10,000	$10,000
Dec-2015	$9,810	$10,216
Dec-2016	$8,358	$10,960
Dec-2017	$14,027	$14,575
Dec-2018	$12,977	$14,581
Dec-2019	$15,011	$20,334
Dec-2020	$26,475	$30,272
Dec-2021	$33,938	$38,599
Dec-2022	$18,167	$26,099
Dec-2023	$29,213	$40,488
Dec-2024	$37,746	$50,968
Dec-2025	$36,603	$61,683

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Quantified STF Fund	13.13%	-3.03%	6.69%	14.07%
Nasdaq-100® Index	11.70%	21.02%	15.30%	19.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 284,160,740
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,324,920
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$284,160,740
Number of Portfolio Holdings	9
Advisory Fee	$1,324,920
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
Certificate Of Deposit	1.6%
Private Investment Funds	14.7%
Money Market Funds	83.6%

Sector Weighting (% of total investments)

Value	Value
Equity Index	68.00%
Cash & Equivalent	27.00%
Private Investment Funds	5.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	36.4%
First American Government Obligations Fund Class Z, 3.603%,	36.4%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	12.8%
Axos Bank, 3.800%, 04/02/27	0.4%
Ally Bank, 3.750%, 09/27/27	0.4%
ESSA Bank & Trust, 3.700%, 09/25/26	0.4%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.4%
Invesco QQQ Trust Series 1	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000161885
Shareholder Report [Line Items]
Fund Name	Quantified STF Fund
Trading Symbol	QSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.59%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 13.45% for the six months ending December 31, 2025. The NASDAQ 500 Total Return Index, the Fund’s benchmark, gained 11.70% for same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund gained 16.06% for the third quarter of 2025, outperforming the NASDAQ 100 Index, which gained 9.01%. The Fund held a 2X position against the NASDAQ 100 for most of the quarter, leading to its outperformance.

The Fund fell -2.25% for the fourth quarter, underperforming the NASDAQ 100 Index, which gained 2.47%. The Fund actively reduced market exposure throughout October and November as the market rally faltered and volatility returned following the quieter third quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified STF Fund	Nasdaq-100® Index
Nov-2015	$10,000	$10,000
Dec-2015	$9,811	$10,216
Dec-2016	$8,381	$10,960
Dec-2017	$14,157	$14,575
Dec-2018	$13,176	$14,581
Dec-2019	$15,339	$20,334
Dec-2020	$27,218	$30,272
Dec-2021	$35,107	$38,599
Dec-2022	$18,905	$26,099
Dec-2023	$30,598	$40,488
Dec-2024	$39,759	$50,968
Dec-2025	$38,777	$61,683

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Quantified STF Fund	13.45%	-2.47%	7.34%	14.73%
Nasdaq-100® Index	11.70%	21.02%	15.30%	19.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 284,160,740
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,324,920
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$284,160,740
Number of Portfolio Holdings	9
Advisory Fee	$1,324,920
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
Certificate Of Deposit	1.6%
Private Investment Funds	14.7%
Money Market Funds	83.6%

Sector Weighting (% of total investments)

Value	Value
Equity Index	68.00%
Cash & Equivalent	27.00%
Private Investment Funds	5.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	36.4%
First American Government Obligations Fund Class Z, 3.603%,	36.4%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	12.8%
Axos Bank, 3.800%, 04/02/27	0.4%
Ally Bank, 3.750%, 09/27/27	0.4%
ESSA Bank & Trust, 3.700%, 09/25/26	0.4%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.4%
Invesco QQQ Trust Series 1	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000213666
Shareholder Report [Line Items]
Fund Name	Quantified Tactical Fixed Income Fund
Trading Symbol	QFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Tactical Fixed Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$89	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -3.88% for the six months ending December 31, 2025. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, returned 3.15% for the same period.

Strategy

The Quantified Tactical Fixed Income Fund’s strategy is to combine numerous computerized strategies to create a multi-strategy, dynamically risk-managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets.

Techniques

The Fund fell -1.17% for the third quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index which gained 2.27%. The Fund held long positions throughout the quarter, alternating between leveraged and unleveraged exposure.

The Fund fell -2.75 % for the fourth quarter, underperforming the Bloomberg U.S. Aggregate Bond Index which gained 1.10%. The Fund held long positions in October and most of November. The Fund alternated between inverse and long positions throughout December.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000
Dec-2019	$10,132	$10,148
Dec-2020	$11,182	$10,910
Dec-2021	$10,848	$10,742
Dec-2022	$8,355	$9,344
Dec-2023	$7,808	$9,861
Dec-2024	$7,727	$9,984
Dec-2025	$7,125	$10,713

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (September 13, 2019)
Quantified Tactical Fixed Income Fund	-3.88%	-7.79%	-8.62%	-5.24%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	1.10%

Performance Inception Date	Sep. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,492,728
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 45,966
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,492,728
Number of Portfolio Holdings	8
Advisory Fee	$45,966
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
High Yield Bond	69.00%
Cash & Equivalent	31.00%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	43.6%
First American Government Obligations Fund Class Z, 3.603%,	43.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000225736
Shareholder Report [Line Items]
Fund Name	Quantified Tactical Sectors Fund
Trading Symbol	QTSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Tactical Sectors Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.60%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 10.62% for the six months ending December 31, 2025. The S&P 500 Total Return Index, the Fund’s benchmark, returned 11.00% for the period.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to underperforming assets.

Techniques

The Fund rose 13.11% in the third quarter of 2025, outperforming the S&P 500, which gained 8.12%. The Fund also traded infrequently, maintaining leveraged equity exposure throughout the quarter to capitalize on substantial market gains.

The Fund fell 2.07% in the fourth quarter, underperforming the S&P 500, which gained 2.66%. The Fund again traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Tactical Sectors Fund	S&P 500® Index
Mar-2021	$10,000	$10,000
Dec-2021	$8,341	$12,793
Dec-2022	$6,043	$10,476
Dec-2023	$6,874	$13,230
Dec-2024	$7,840	$16,540
Dec-2025	$8,150	$19,497

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	10.62%	3.96%	-4.15%
S&P 500® Index	11.00%	17.88%	14.83%

Performance Inception Date	Mar. 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,080,889
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 411,066
InvestmentCompanyPortfolioTurnover	308.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,080,889
Number of Portfolio Holdings	16
Advisory Fee	$411,066
Portfolio Turnover	308%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	8.0%
Money Market Funds	16.1%
Exchange-Traded Funds	75.9%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (Financial)	22.00%
ETFs - Equties (S&P 500)	22.00%
ETFs - Equities (Technology)	21.00%
ETFs - Equities (Consumer Discretionary)	21.00%
Cash & Equivalent	14.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF	20.9%
State Street Financial Select Sector SPDR ETF	20.8%
State Street Technology Select Sector SPDR ETF	20.6%
State Street Consumer Discretionary Select Sector	20.5%
First American Government Obligations Fund, Class Z	8.8%
Fidelity Government Portfolio, Class I	8.8%
Mount Vernon Liquid Assets Portfolio, LLC	8.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

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[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized